Equity (Details) - Schedule of Bank’s Debts, both Current and Non-Current - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current	$ 0	$ 0
Non-current	693,382	608,721
Total	693,382	608,721
Perpetual bonds
Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current	0	0
Non-current	693,382	608,721
Total	$ 693,382	$ 608,721